Victory Sycamore Small Company Opportunity Fund Investment Strategy - Victory Sycamore Small Company Opportunity Fund	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Adviser pursues the Fund's investment objective by investing primarily in the equity securities of smaller companies that the Adviser believes to be undervalued relative to the underlying earnings potential of the company.Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of small companies. “Small companies” are companies that at the time of purchase have market capitalizations within the range of companies comprising the Russell 2000® Value Index. As of September 30, 2025, the Russell 2000® Value Index included companies with approximate market capitalizations between $5.9 million and $21.9 billion. The size of companies in the index changes with market conditions and the composition of the index.The Adviser invests in companies that it believes to be of high quality based on criteria such as market share position, profitability, balance sheet strength, competitive advantages, management competence and the ability to generate excess cash flow. The Adviser uses a bottom-up investment process in conducting fundamental analysis to identify companies that have sustainable returns trading below the Adviser’s assessment of intrinsic value and prospects for an inflection in business fundamentals that will enable the stock price to be revalued higher. The Adviser may sell a security if it believes the stock has reached its fair value estimate, if a more attractive opportunity is identified, or if the fundamentals of the company deteriorate.The Fund may invest a portion of its assets in equity securities of foreign companies traded in the United States, including American Depositary Receipts and Global Depositary Receipts (“ADRs” and “GDRs”).As a result of the bottom-up stock selection process, the Fund managers from time to time may find more compelling investment opportunities in certain economic sectors, such as the industrials and financials sectors.